Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2018, and 2017, respectively, and amounts payable as of September 30, 2018 and December 31, 2017:

	Incurred for the Nine Months Ended September 30,		Payable as of September 30,		Payable as of December 31,
	2018	2017	2018		2017
Expensed
Corporate operating expenses	$2,168	$1,677	$806		$658
Asset management fees (1)	—	8,027	—		—
Property management fees	1,365	1,347	153		158
Performance distribution allocation	6,200	213	6,224		2,394
Advisory fees	6,970	273	784		762
Capitalized/Offering
Acquisition fees and expenses (2)	—	1,099	—		—
Organization and offering expense	1,113	250	1,305	(6)	192
Other costs advanced by the Advisor	938	604	319		285
Selling commissions (3)	66	1,127	—		—
Dealer Manager fees	11	393	—		—
Stockholder servicing fee (4)	175	565	9,353		12,377
Advisor advances: (5)
Organization and offering expenses	45	136	44		8
Dealer Manager fees	—	791	—		62
Total	$19,051	$16,502	$18,988		$16,896

(1)	As part of the Follow-On Offering, the Company's new management compensation structure no longer includes asset management fees.

(2)
Effective September 20, 2017, the Advisor is not entitled to acquisition fees, disposition fees or financing fees; provided, however, that the Advisor will receive the compensation set forth in the original advisory agreement for the Company’s investment in an approximately 1,000,000 square foot property located at 39000 Amrheim Road, Livonia, Michigan 48150 with a total transaction price of approximately $80.0 million.

(3)
On September 18, 2017, the Company and the Dealer Manager entered into a dealer manager agreement for the Follow-On Offering. See the "Dealer Manager Agreement" section below for details regarding selling commissions and dealer manager fees.

(4)
The Dealer Manager continues to receive a stockholder servicing fee with respect to Class AA shares as detailed in the Company's IPO prospectus. The stockholder servicing fee is paid quarterly and accrues daily in an amount equal to 1/365th of 1.0% of the NAV per share of the Class AA shares, up to an aggregate of 4% of the gross proceeds of Class AA shares sold. The Company will cease paying the stockholder servicing fee with respect to the Class AA shares at the earlier of (i) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of shares in Company's IPO (excluding proceeds from sales pursuant to the related DRP); (ii) the fourth anniversary of the last day of the fiscal quarter in which the Company's IPO terminated; (iii) the date that such Class AA share is redeemed or is no longer outstanding; and (iv) the occurrence of a merger, listing on a national securities exchange, or an extraordinary transaction.

(5)
Pursuant to the original advisory agreement, commencing November 2, 2015, the Company remained obligated to reimburse the Advisor for organizational and offering costs incurred after such date. Terms of the organizational and offering costs are included in the Company's 2016 Annual Report on Form 10-K filed on March 15, 2017.

(6)	Excludes amounts in excess of the 15% organization and offering costs limitation. See Note 8, Equity, for additional details.

On September 20, 2017, an affiliated entity of the Sponsor purchased 263,992 New Shares for $2.5 million. As of September 30, 2018, the total outstanding shares owned by affiliates (including DRP) was 563,440.

Advisory Agreement

In connection with the Follow-On Offering, on September 20, 2017, the Company entered into the Advisory Agreement with the Advisor and the Operating Partnership. The Advisory Agreement is substantially similar to the Original Advisory Agreement, except that the Company will not pay the Advisor any acquisition, financing or other similar fees from proceeds raised in the Follow-On Offering in connection with making investments and will instead pay the Advisor an advisory fee that will be payable in arrears on a monthly basis and accrues daily in an amount equal to 1/365th of 1.25% of the NAV for each class of common stock for each day.

Performance Distribution Allocation

So long as the Advisory Agreement has not been terminated (including by means of non-renewal), the Advisor will hold a special limited partner interest in the Operating Partnership that entitles it to receive a distribution from the Operating Partnership equal to 12.5% of the total return, subject to a 5.5% hurdle amount and a high water mark, with a catch-up (terms of the performance distribution allocation are included in the Company's 2017 Annual Report on Form 10-K filed on March 9, 2018). Such distribution will be made annually and accrue daily. On February 16, 2018, the Company paid in cash approximately $1.2 million and issued approximately $1.2 million in Class I limited partnership units to the Advisor. The Advisor elected to receive 50% in cash and the remaining in Class I limited partnership units.

Operating Expenses

The Advisor and its affiliates are entitled to reimbursement for certain expenses incurred on behalf of the Company in connection with providing administrative services, including related personnel costs; provided, however, the Advisor must reimburse the Company for the amount, if any, by which total operating expenses (as defined), including advisory fees, paid during the previous 12 months then ended exceeded the greater of: (i) 2% of the Company’s average invested assets for that 12 months then ended; or (ii) 25% of the Company’s net income, before any additions to reserves for depreciation, bad debts or other expenses connected with the acquisition and disposition of real estate interests and before any gain from the sale of the Company’s assets, for that fiscal year, unless the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors. The Advisor may waive or defer all or a portion of these reimbursements or elect to receive Class I shares or Class I units of the Operating Partnership in lieu of these reimbursements at any time and from time to time, in its sole discretion. For the nine months ended September 30, 2018 and 2017, the Company’s total operating expenses did not exceed the 2%/25% guideline.

The Company reimbursed the Advisor and its affiliates a portion of the compensation paid by the Advisor and its affiliates for the Company's principal financial officer, Javier F. Bitar, executive vice president, David C. Rupert, and vice president and secretary, Howard S. Hirsch of approximately $0.6 million and $0.5 million, which is partially included in offering costs with the remaining amount included in corporate operating expenses to affiliates for the nine months ended September 30, 2018 and 2017, respectively, for services provided to the Company, for which the Company does not pay the Advisor a fee.

In addition, the Company incurred approximately $0.07 million and $0.1 million in reimbursable expenses to the Advisor for services provided to the Company by certain of its other executive officers for each of the nine months ended September 30, 2018 and 2017, respectively. The reimbursable expenses include components of salaries, bonuses, benefits and other overhead charges and are based on the percentage of time each executive officer spends on the Company's affairs.

Dealer Manager Agreement

The Company entered into a dealer manager agreement (the "Dealer Manager Agreement") and associated form of participating dealer agreement with the Dealer Manager. The terms of the Dealer Manager Agreement are substantially similar to the terms of the dealer manager agreement from the Company's IPO, except as it relates to the share classes offered and the fees to be received by the Dealer Manager (terms of the Dealer Manager Agreement are included in the Company's 2017 Annual Report on Form 10-K filed on March 9, 2018).

Distribution Fees

Subject to Financial Industry Regulatory Authority, Inc.'s limitations on underwriting compensation, under the Dealer Manager Agreement the Company will pay the Dealer Manager a distribution fee for ongoing services rendered to stockholders by participating broker-dealers or broker-dealers servicing investors’ accounts, referred to as servicing broker-dealers. The fee accrues daily and is paid monthly in arrears and is calculated based on the average daily NAV for the applicable month (the “Average NAV”). The distribution fees for the different share classes are as follows: (i) with respect to the outstanding Class T shares equal to 1/365th of 1.0% of the Average NAV of the outstanding Class T shares for each day, consisting of an advisor distribution fee of 1/365th of 0.75% and a dealer distribution fee of 1/365th of 0.25% of the Average NAV of the Class T shares for each day; (ii) with respect to the outstanding Class S shares equal to 1/365th of 1.0% of the Average NAV of the outstanding Class S shares for each day; and (iii) with respect to the outstanding Class D shares equal to 1/365th of 0.25% of the Average NAV of the outstanding Class D shares for each day. The Company will not pay a distribution fee with respect to the outstanding Class I shares.

The distribution fees will accrue daily and be paid monthly in arrears. The Dealer Manager will reallow the distribution fees to participating broker-dealers and servicing broker-dealers for ongoing services performed by such broker-dealers, and will retain any such distribution fees to the extent a broker-dealer is not eligible to receive them for failure to provide such services. The Dealer Manager will waive the distribution fees for any purchases by affiliates of the Company.

The Company will cease paying the distribution fee with respect to any Class T share, Class S share or Class D share held in a stockholder's account at the end of the month in which the Dealer Manager in conjunction with the transfer agent determines that total selling commissions, dealer manager fees and distribution fees paid with respect to all shares from the Follow-On Offering held by such stockholder within such account would exceed, in the aggregate, 9.0% (or a lower limit as set forth in any applicable agreement between the Dealer Manager and a participating broker-dealer) of the gross proceeds from the sale of such shares (including the gross proceeds of any shares issued under the DRP with respect thereto). At the end of such month, such Class T share, Class S share or Class D share (and any shares issued under the DRP with respect thereto) will convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.

In addition, the Company will cease paying the distribution fee on the Class T shares, Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of the Company's shares, (ii) a merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of the Company's assets, including any liquidation of the Company or (iii) the date following the completion of the primary portion of the Follow-On Offering on which, in the aggregate, underwriting compensation from all sources in connection with the Follow-On Offering, including selling commissions, dealer manager fees, the distribution fee and other underwriting compensation, is equal to 9% of the gross proceeds from the Company's primary offering.
Conflicts of Interest

The Sponsor, Advisor, Property Manager and their officers and certain of their key personnel and their respective affiliates currently serve as key personnel, advisors, managers and sponsors or co-sponsors to some or all of 12 other programs affiliated with the Sponsor, including Griffin Capital Essential Asset REIT, Inc. ("GCEAR"), Griffin-American Healthcare REIT III, Inc. ("GAHR III"), Griffin-American Healthcare REIT IV, Inc. ("GAHR IV") and Phillips Edison Grocery Center REIT III, Inc. ("PECO III"), all of which are publicly-registered, non-traded real estate investment trusts, and Griffin Institutional Access Real Estate Fund ("GIA Real Estate Fund") and Griffin Institutional Access Credit Fund ("GIA Credit Fund"), both of which are non-diversified, closed-end management investment companies that are operated as interval funds under the Investment Company Act of 1940, as amended (the "1940 Act"). Because these persons have competing demands on their time and resources, they may have conflicts of interest in allocating their time between the Company’s business and these other activities.

Some of the material conflicts that the Advisor, the Dealer Manager or its affiliates will face are (1) competing demand for time of the Advisor’s executive officers and other key personnel from the Sponsor and other affiliated entities; (2) determining if certain investment opportunities should be recommended to the Company or another program sponsored or co-sponsored by the Sponsor; and (3) influence of the fee structure under the Advisory Agreement and distribution structure of the operating partnership agreement that could result in actions not necessarily in the long-term best interest of the Company's stockholders. The board of directors has adopted the Sponsor’s acquisition allocation policy as to the allocation of acquisition opportunities among the Company and GCEAR, which is as follows:

The Sponsor will allocate potential investment opportunities to the Company and GCEAR based on the following factors:

•	the investment objectives of each program;

•	the amount of funds available to each program;

•	the financial impact of the acquisition on each program, including each program’s earnings and distribution ratios;

•	various strategic considerations that may impact the value of the investment to each program;

•	the effect of the acquisition on concentration/diversification of each program’s investments; and

•	the income tax effects of the purchase to each program.

In the event all acquisition allocation factors have been exhausted and an investment opportunity remains equally suitable for the Company and GCEAR, the Sponsor will offer the investment opportunity to the REIT that has had the longest period of time elapse since it was offered an investment opportunity.

If the Sponsor no longer sponsors GCEAR, then, in the event that an investment opportunity becomes available that is suitable, under all of the factors considered by the Advisor, for both the Company and one or more other entities affiliated with the Sponsor, the Sponsor has agreed to present such investment opportunities to the Company first, prior to presenting such opportunities to any other programs sponsored by or affiliated with the Sponsor. In determining whether or not an investment opportunity is suitable for more than one program, the Advisor, subject to approval by the board of directors, shall examine, among others, the following factors:

•	anticipated cash flow of the property to be acquired and the cash requirements of each program;

•	effect of the acquisition on diversification of each program’s investments;

•	policy of each program relating to leverage of properties;

•	income tax effects of the purchase to each program;

•	size of the investment;

•	no significant increase in the cost of financing; and

•	amount of funds available to each program and the length of time such funds have been available for investment.

Economic Dependency

The Company will be dependent on the Advisor and the Dealer Manager for certain services that are essential to the Company, including the sale of the Company's shares of common stock available for issue, the identification, evaluation, negotiation, purchase and disposition of properties and other investments, management of the daily operations of the Company’s real estate portfolio, and other general and administrative responsibilities. In the event that these companies are unable to provide the respective services, the Company will be required to obtain such services from other resources.

Related Party Transactions

Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2017, 2016 and 2015, respectively, and any related amounts payable as of December 31, 2017 and 2016:

	Incurred as of December 31,			Payable as of December 31,
	2017	2016	2015	2017	2016
Expensed
Acquisition fees and expenses	$—	$6,324	$11,438	$—	$—
Operating expenses	2,336	1,622	1,911	658	18
Asset management fees	8,027	6,413	2,624	—	807
Property management fees	1,799	1,052	333	158	143
Performance distributions	2,394	—	—	2,394	—
Advisory Fees	2,550	—	—	762	—
Capitalized/Offering
Acquisition fees and expenses (1)	1,099	7,606	—	—	—
Organization and offering expense	192	—	3,150	192	—
Other costs advanced by the Advisor	662	304	2,598	285	12
Preferred offering costs (2)	—	—	375	—	—
Selling commissions (3)	1,128	11,397	16,303	—	54
Dealer Manager fees (4)	393	3,949	7,303	—	18
Stockholder servicing fee	660	17,449	25	12,377	16,020
Advisor Advances: (5)
Organization and offering expenses	179	2,634	382	8	2,477
Dealer Manager fees	853	8,069	765	62	2,932
Total	$22,272	$66,819	$47,207	$16,896	$22,481

(1)
Effective September 20, 2017, the Advisor is not entitled to acquisition fees, disposition fees or financing fees; provided, however, that the Advisor will receive the compensation set forth in the Original Advisory Agreement for the Company’s investment in an approximately 1,000,000 square foot property located at 39000 Amrheim Road, Livonia, Michigan 48150 with a total transaction price of approximately $80 million.

(2)	The Company recognized a redemption premium on preferred units issued to an affiliate of approximately $0.4 million, which represented a write-off of original issuance costs.

(3)
On September 18, 2017, the Company and the Dealer Manager entered into a dealer manager agreement for the follow-on offering. See the “Dealer Manager Agreement” section below for details regarding selling commissions and dealer manager fees.

(4)
The Dealer Manager continues to receive a stockholder servicing fee with respect to Class AA shares as detailed in the Company’s IPO prospectus. The stockholder servicing fee is paid quarterly and accrues daily in an amount equal to 1/365th of 1% of the NAV per share of the Class AA shares, up to an aggregate of 4% of the gross proceeds of Class AA shares sold. The Company will cease paying the stockholder servicing fee with respect to the Class AA shares at the earlier of (i) the date at which the aggregate underwriting compensation from all sources equals 10% of the gross proceeds from the sale of shares in the Company’s IPO (excluding proceeds from sales pursuant to the related DRP); (ii) the fourth anniversary of the last day of the fiscal quarter in which the Company’s IPO terminated; (iii) the date that such Class AA share is redeemed or is no longer outstanding; and (iv) the occurrence of a merger, listing on a national securities exchange, or an extraordinary transaction.

(5)
Pursuant to the Original Advisory Agreement, commencing November 2, 2015, the Company remained obligated to reimburse the Advisor for organizational and offering costs incurred after such date. Terms of the organizational and offering costs are included in the Company’s 2016 Annual Report on Form 10-K filed on March 15, 2017.

Advisory Agreement
In connection with the follow-on offering, on September 20, 2017, the Company entered into the Advisory Agreement with the Advisor and the Operating Partnership. The Advisory Agreement is substantially similar to the Original Advisory Agreement, except that the Company will not pay the Advisor any acquisition, financing or other similar fees from proceeds raised in the follow-on offering in connection with making investments and will instead pay the Advisor an advisory fee that will be payable in arrears on a monthly basis and accrues daily in an amount equal to 1/365th of 1.25% of the NAV for each class of common stock for each day.
Performance Distribution
So long as the Advisory Agreement has not been terminated (including by means of non-renewal), the Advisor will hold a special limited partner interest in the Operating Partnership that entitles it to receive a distribution from the Operating Partnership equal to 12.5% of the Total Return, subject to a 5.5% Hurdle Amount and a High Water Mark, with a Catch-Up (each term as defined below). Such distribution will be made annually and accrue daily.
Specifically, the Advisor will be entitled to a performance distribution in an amount equal to:
- First, if the Total Return for the applicable period exceeds the sum of (i) the Hurdle Amount for that period and (ii) the Loss Carryforward Amount (any such excess, “Excess Profits”), 100% of such annual Excess Profits until the total amount distributed to the Advisor equals 12.5% of the sum of (x) the Hurdle Amount for that period and (y) any amount distributed to the Advisor pursuant to this clause (this is commonly referred to as a “Catch-Up”); and
- Second, to the extent there are remaining Excess Profits, 12.5% of such remaining Excess Profits.
“Total Return” for any period since the end of the prior calendar year shall equal the sum of:
(i) all distributions accrued or paid (without duplication) on the Operating Partnership units outstanding at the end of such period since the beginning of the then current calendar year plus (ii) the change in aggregate NAV of such units since the beginning of the year, before giving effect to (x) changes resulting solely from the proceeds of issuances of Operating Partnership units, (y) any allocation/accrual of the performance distribution and (z) applicable distribution fee and stockholder servicing fee expenses (including any payments made to us for payment of such expenses).
For the avoidance of doubt, the calculation of the Total Return will (i) include any appreciation or depreciation in the NAV of units issued during the then current calendar year but (ii) exclude the proceeds from the initial issuance of such units.
“Hurdle Amount” for any period during a calendar year means that amount that results in a 5.5% annualized internal rate of return on the NAV of the Operating Partnership units outstanding at the beginning of the then current calendar year and all Operating Partnership units issued since the beginning of the then current calendar year, taking into account the timing and amount of all distributions accrued or paid (without duplication) on all such units and all issuances of the Operating Partnership units over the period and calculated in accordance with recognized industry practices. The ending NAV of the Operating Partnership units used in calculating the internal rate of return will be calculated before giving effect to any allocation/accrual of the performance distribution and applicable distribution fee and stockholder servicing fee expenses. For the avoidance of doubt, the calculation of the Hurdle Amount for any period will exclude any Operating Partnership units redeemed during such period, which units will be subject to the performance distribution upon redemption as described below.
Except as described in the Loss Carryforward Amount below, any amount by which the Total Return falls below the Hurdle Amount will not be carried forward to subsequent periods.
“Loss Carryforward Amount” shall initially equal zero and shall cumulatively increase by the absolute value of any negative annual Total Return and decrease by any positive annual Total Return, provided that the Loss Carryforward Amount shall at no time be less than zero and provided further that the calculation of the Loss Carryforward Amount will exclude the Total Return related to any Operating Partnership units redeemed during such year, which units will be subject to the performance distribution upon redemption as described below. The effect of the Loss Carryforward Amount is that the recoupment of past annual Total Return losses will offset the positive annual Total Return for purposes of the calculation of the Advisor’s performance distribution. This is referred to as a “High Water Mark.”
The Advisor will also be allocated a performance distribution with respect to all Operating Partnership units that are redeemed at the end of any quarter (in connection with redemptions of the Company’s shares in the share redemption programs) in an amount calculated as described above with the relevant period being the portion of the year for which such unit was outstanding, and proceeds for any such unit redemption will be reduced by the amount of any such performance distribution. Distributions on the performance distribution may be paid in cash or Class I units of the Operating Partnership, at the election of the Advisor. In 2017, the performance distribution was prorated for the portion of the calendar year that the follow-on offering was effective.
Operating Expenses
The Advisor and its affiliates are entitled to reimbursement for certain expenses incurred on behalf of the Company in connection with providing administrative services, including related personnel costs; provided, however, the Advisor must reimburse the Company for the amount, if any, by which total operating expenses (as defined), including advisory fees, paid during the previous 12 months then ended exceeded the greater of: (i) 2% of the Company’s average invested assets for that 12 months then ended; or (ii) 25% of the Company’s net income, before any additions to reserves for depreciation, bad debts or other expenses connected with the acquisition and disposition of real estate interests and before any gain from the sale of the Company’s assets, for that fiscal year, unless the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors. The Advisor may waive or defer all or a portion of these reimbursements or elect to receive Class I shares or Class I units of the Operating Partnership in lieu of these reimbursements at any time and from time to time, in its sole discretion. For the years ended December 31, 2017 and 2016, the Company’s total operating expenses did not exceed the 2%/25% guideline.
The Company reimbursed the Advisor and its affiliates a portion of the compensation paid by the Advisor and its affiliates for the Company’s principal financial officer, Javier F. Bitar, executive vice president, David C. Rupert, and vice president and secretary, Howard S. Hirsch of approximately $0.7 million and $0.5 million, which is included in offering costs for the years ended December 31, 2017 and 2016, for services provided to the Company, for which the Company does not pay the Advisor a fee.
In addition, the Company incurred approximately $0.2 million in reimbursable expenses to the Advisor for services provided to the Company by certain of its other executive officers for each of the years ended December 31, 2017 and 2016. The reimbursable expenses include components of salaries, bonuses, benefits and other overhead charges and are based on the percentage of time each executive officer spends on the Company’s affairs.
Dealer Manager Agreement
The Company entered into a dealer manager agreement and associated form of participating dealer agreement (the “Dealer Manager Agreement”) with the Dealer Manager. The terms of the Dealer Manager Agreement are substantially similar to the terms of the dealer manager agreement from the Company’s IPO, except as it relates to the share classes offered and the fees to be received by the Dealer Manager (terms of the previous dealer manager agreement are included in the Company’s 2016 Annual Report on Form 10-K filed on March 15, 2017). Pursuant to the Dealer Manager Agreement, the Company will pay to the Dealer Manager selling commissions of up to 3.0% of the total purchase price for each sale of Class T shares and selling commissions of up to 3.5% of the total purchase price for each sale of Class S shares. The Company will not pay to the Dealer Manager any selling commissions in respect of the purchase of any Class D shares, Class I shares or DRP shares. The Company also will pay to the Dealer Manager dealer manager fees of up to 0.5% of the total purchase price for each sale of Class T shares. The Company will not pay to the Dealer Manager any dealer manager fees in respect of the purchase of any Class S shares, Class D shares, Class I shares or DRP shares. Substantially all of the selling commissions and dealer manager fees may be reallowed by the Dealer Manager to the participating broker-dealers who sold the shares giving rise to such selling commissions and dealer manager fees.
Distribution Fees
Subject to Financial Industry Regulatory Authority, Inc.’s limitations on underwriting compensation, under the Dealer Manager Agreement the Company will pay the Dealer Manager a distribution fee for ongoing services rendered to stockholders by participating broker-dealers or broker-dealers servicing investors’ accounts, referred to as servicing broker-dealers. The fee accrues daily and is paid monthly in arrears and is calculated based on the average daily NAV for the applicable month (the “Average NAV”).  The distribution fees for the different share classes are as follows: (i) with respect to the outstanding Class T shares equal to 1/365th of 1.0% of the Average NAV of the outstanding Class T shares for each day, consisting of an advisor distribution fee of 1/365th of 0.75% and a dealer distribution fee of 1/365th of 0.25% of the Average NAV of the Class T shares for each day; (ii) with respect to the outstanding Class S shares equal to 1/365th of 1.0% of the Average NAV of the outstanding Class S shares for each day; and (iii) with respect to the outstanding Class D shares equal to 1/365th of 0.25% of the Average NAV of the outstanding Class D shares for each day. The Company will not pay a distribution fee with respect to the outstanding Class I shares.
The distribution fees will accrue daily and be paid monthly in arrears. The Dealer Manager will reallow the distribution fees to participating broker-dealers and servicing broker-dealers for ongoing services performed by such broker-dealers, and will retain any such distribution fees to the extent a broker-dealer is not eligible to receive them for failure to provide such services. The Dealer Manager will waive the distribution fees for any purchases by affiliates of the Company.
The Company will cease paying the distribution fee with respect to any Class T share, Class S share or Class D share held in a stockholder’s account at the end of the month in which the Dealer Manager in conjunction with the transfer agent determines that total selling commissions, dealer manager fees and distribution fees paid with respect to all shares from the follow-on offering held by such stockholder within such account would exceed, in the aggregate, 9.0% (or a lower limit as set forth in any applicable agreement between the Dealer Manager and a participating broker-dealer) of the gross proceeds from the sale of such shares (including the gross proceeds of any shares issued under the DRP with respect thereto). At the end of such month, such Class T share, Class S share or Class D share (and any shares issued under the DRP with respect thereto) will convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.
In addition, the Company will cease paying the distribution fee on the Class T shares, Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of the Company’s shares, (ii) a merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of the Company’s assets, including any liquidation of the Company or (iii) the date following the completion of the primary portion of the follow-on offering on which, in the aggregate, underwriting compensation from all sources in connection with the follow-on offering, including selling commissions, dealer manager fees, the distribution fee and other underwriting compensation, is equal to 9.0% of the gross proceeds from the Company’s primary offering.
Property Management Agreement
In the event that the Company contracts directly with non-affiliated third party property managers with respect to its individual properties, the Company pays the Property Manager an oversight fee equal to 1.0% of the gross revenues of the property managed, plus reimbursable costs as applicable. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining the Company’s properties, as well as certain allocations of office, administrative, and supply costs. The Property Manager may waive or defer all or a portion of these reimbursements or elect to receive Class I shares or Class I units of the Operating Partnership in lieu of these reimbursements at any time and from time to time, in its sole discretion. In the event that the Company contracts directly with the Property Manager with respect to a particular property, the Company pays the Property Manager aggregate property management fees of up to 3.0%, or greater if the lease so allows, of gross revenues received for management of the Company’s properties, plus reimbursable costs as applicable. These property management fees may be paid or re-allowed to third party property managers if the Property Manager contracts with a third party. In no event will the Company pay both a property management fee to the Property Manager and an oversight fee to the Property Manager with respect to a particular property.
In addition, the Company may pay the Property Manager or its designees a leasing fee in an amount equal to the fee customarily charged by others rendering similar services in the same geographic area. The Company may also pay the Property Manager or its designees a construction management fee for planning and coordinating the construction of any tenant directed improvements for which the Company is responsible to perform pursuant to lease concessions, including tenant-paid finish-out or improvements. The Property Manager shall also be entitled to a construction management fee of 5.0% of the cost of improvements. In the event that the Property Manager assists with the development or redevelopment of a property, the Company may pay a separate market-based fee for such services.
Conflicts of Interest
The Sponsor, Advisor, Property Manager and their officers and certain of their key personnel and their respective affiliates currently serve as key personnel, advisors, managers and sponsors or co-sponsors to some or all of 12 other programs affiliated with the Sponsor, including Griffin Capital Essential Asset REIT, Inc. (“GCEAR”), Griffin-American Healthcare REIT III, Inc. (“GAHR III”), and Griffin-American Healthcare REIT IV, Inc. (“GAHR IV”), all of which are publicly-registered, non-traded real estate investment trusts, and Griffin Institutional Access Real Estate Fund (“GIA Real Estate Fund”) and Griffin Institutional Access Credit Fund (“GIA Credit Fund”), both of which are non-diversified, closed-end management investment companies that are operated as interval funds under the Investment Company Act of 1940, as amended (the “1940 Act”). Because these persons have competing demands on their time and resources, they may have conflicts of interest in allocating their time between the Company’s business and these other activities.
Some of the material conflicts that the Advisor, the Dealer Manager or its affiliates will face are (1) competing demand for time of the Advisor’s executive officers and other key personnel from the Sponsor and other affiliated entities; (2) determining if certain investment opportunities should be recommended to the Company or another program sponsored or co-sponsored by the Sponsor; and (3) influence of the fee structure under the Advisory Agreement and distribution structure of the operating partnership agreement that could result in actions not necessarily in the long-term best interest of the Company’s stockholders. The board of directors has adopted the Sponsor’s acquisition allocation policy as to the allocation of acquisition opportunities among GCEAR and the Company, which is as follows:
The Sponsor will allocate potential investment opportunities to the Company and GCEAR based on the following factors:

•	the investment objectives of each program;

•	the amount of funds available to each program;

•	the financial impact of the acquisition on each program, including each program’s earnings and distribution ratios;

•	various strategic considerations that may impact the value of the investment to each program;

•	the effect of the acquisition on concentration/diversification of each program’s investments; and

•	the income tax effects of the purchase to each program.
In the event all acquisition allocation factors have been exhausted and an investment opportunity remains equally suitable for the Company and GCEAR, the Sponsor will offer the investment opportunity to the REIT that has had the longest period of time elapse since it was offered an investment opportunity.
If the Sponsor no longer sponsors GCEAR, then, in the event that an investment opportunity becomes available that is suitable, under all of the factors considered by the Advisor, for both the Company and one or more other entities affiliated with the Sponsor, the Sponsor has agreed to present such investment opportunities to the Company first, prior to presenting such opportunities to any other programs sponsored by or affiliated with the Sponsor. In determining whether or not an investment opportunity is suitable for more than one program, the Advisor, subject to approval by the board of directors, shall examine, among others, the following factors:

•	anticipated cash flow of the property to be acquired and the cash requirements of each program;

•	effect of the acquisition on diversification of each program’s investments;

•	policy of each program relating to leverage of properties;

•	income tax effects of the purchase to each program;

•	size of the investment;

•	no significant increase in the cost of financing; and

•	amount of funds available to each program and the length of time such funds have been available for investment.
Economic Dependency
The Company will be dependent on the Advisor and the Dealer Manager for certain services that are essential to the Company, including the sale of the Company’s shares of common stock available for issue, the identification, evaluation, negotiation, purchase and disposition of properties and other investments, management of the daily operations of the Company’s real estate portfolio, and other general and administrative responsibilities. In the event that these companies are unable to provide the respective services, the Company will be required to obtain such services from other resources.

Griffin Capital Essential Asset REIT, Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transactions
Related Party Transactions
Summarized below are the related party costs incurred by the Company for the nine months ended September 30, 2018 and 2017, respectively, and any related amounts payable as of September 30, 2018 and December 31, 2017:

	Incurred for the Nine Months		Payable as of
	Ended September 30,		September 30,	December 31,
	2018	2017	2018	2017
Expensed
Operating expenses	$2,630	$1,983	$949	$670
Asset management fees	17,628	17,744	1,999	1,873
Property management fees	6,992	7,466	746	725
Costs advanced by the Advisor	396	419	324	267
Capitalized
Acquisition fees (1)	5,331	—	—	—
Leasing commissions	—	1,752	—	—
Total, net of real estate assets held for sale	$32,977	$29,364	$4,018	$3,535
Asset management fees related to real estate held for sale	42	42	5	5
Property management fees related to real estate held for sale	57	53	—	5
Total	$33,076	$29,459	$4,023	$3,545

(1)	Acquisition fees related to the acquisitions of Quaker, McKesson, and Shaw were capitalized as the acquisition did not meet the business combination criteria.

Advisory Agreement
The Company currently does not have nor does it expect to have any employees. The Advisor will be primarily responsible for managing the business affairs and carrying out the directives of the Company’s board of directors. The Company entered into an advisory agreement with the Advisor. The Advisory Agreement entitles the Advisor to specified fees and expense reimbursements upon the provision of certain services with regard to the Public Offerings and investment of funds in real estate properties, among other services, including as reimbursement for organizational and offering costs incurred by the Advisor on the Company’s behalf and reimbursement of certain costs and expenses incurred by the Advisor in providing services to the Company.
Management Compensation
The following table summarizes the compensation and fees the Company has paid or may pay to the Advisor, the Property Manager, and the Sponsor and other affiliates, including amounts to reimburse costs for providing services.

Type of Compensation (Recipient)	Determination of Amount
Acquisition Fees and Expenses (Advisor)
Under the Advisory Agreement, the Advisor receives acquisition fees equal to 2.5%, and reimbursement for actual acquisition related expenses incurred by the Advisor of up to 0.50% of the contract purchase price, as defined therein, of each property acquired by the Company, and reimbursement for actual acquisition expenses incurred on the Company's behalf, including certain payroll costs for acquisition-related efforts by the Advisor's personnel, as defined in the agreement. In addition, the Company pays acquisition expenses to unaffiliated third parties equal to approximately 0.60% of the purchase price of the Company's properties. The acquisition fee and acquisition expenses paid by the Company shall be reasonable and in no event exceed an amount equal to 6% of the contract purchase price, unless approved by a majority of the independent directors.

Disposition Fee (Advisor)
In the event that the Company sells any or all of its properties (or a portion thereof), or all or substantially all of the business or securities of the Company are transferred or otherwise disposed of by way of a merger or other similar transaction, the Advisor will be entitled to receive a disposition fee if the Advisor or an affiliate provides a substantial amount of the services (as determined by a majority of the Company's directors, including a majority of the independent directors) in connection with such transaction. The disposition fee the Advisor or such affiliate shall be entitled to receive at closing will be equal to the lesser of: (1) 3% of the Contract Sales Price, as defined in the Advisory Agreement or (2) 50% of the Competitive Commission, as defined in the Advisory Agreement; provided, however, that in connection with certain types of transactions described further in the Advisory Agreement, the disposition fee shall be subordinated to Invested Capital (as defined in the operating partnership agreement). The disposition fee may be paid in addition to real estate commissions or other commissions paid to non-affiliates, provided that the total real estate commissions or other commissions (including the disposition fee) paid to all persons by the Company or the operating partnership shall not exceed an amount equal to the lesser of (i) 6% of the aggregate Contract Sales Price or (ii) the Competitive Commission.

Asset Management Fee (Advisor)
The Advisor receives an annual asset management fee for managing the Company’s assets equal to 0.75% of the Average Invested Assets, defined as the aggregate carrying value of the assets invested before reserves for depreciation. The fee will be computed based on the average of these values at the end of each month. The asset management fees are earned monthly.

Operating Expenses (Advisor)
The Advisor and its affiliates are entitled to reimbursement, at cost, for actual expenses incurred by them on behalf of the Company in connection with their provision of administrative services, including related personnel costs; provided, however, the Advisor must reimburse the Company for the amount, if any, by which total operating expenses, including advisory fees, paid during the previous 12 months then ended exceeded the greater of: (i) 2% of the Company’s average invested assets for that 12 months then ended; or (ii) 25% of the Company’s net income, before any additions to reserves for depreciation, bad debts or other expenses connected with the acquisition and disposition of real estate interests and before any gain from the sale of the Company’s assets, for that fiscal year, unless the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors. For the nine months ended September 30, 2018 and 2017, the Company’s total operating expenses did not exceed the 2%/25% guideline.
Operating expenses for the nine months ended September 30, 2018 included approximately $0.4 million, to reimburse the Advisor and its affiliates a portion of the compensation paid by the Advisor and its affiliates for the Company's principal financial officer, Javier F. Bitar, executive vice president, David C. Rupert, and vice president and assistant secretary, Howard S. Hirsch, for services provided to the Company, for which the Company does not pay the Advisor a fee. In addition, the Company incurred approximately $0.2 million and $0.1 million for reimbursable expenses to the Advisor for services provided to the Company by certain of its other executive officers for the nine months ended September 30, 2018 and 2017, respectively. The reimbursable expenses include components of salaries, bonuses, benefits and other overhead charges and are based on the percentage of time each such executive officer spends on the Company's affairs.

Property Management Fees (Property Manager)
The Property Manager is entitled to receive a fee for its services in managing the Company’s properties up to 3% of the gross monthly revenues from the properties plus reimbursement of the costs of managing the properties. The Property Manager, in its sole and absolute discretion, can waive all or a part of any fee earned. In the event that the Property Manager assists with the development or redevelopment of a property, the Company may pay a separate market-based fee for such services. In the event that the Company contracts directly with a non-affiliated third-party property manager with respect to a particular property, the Company will pay the Property Manager an oversight fee equal to 1% of the gross revenues of the property managed. In no event will the Company pay both a property management fee to the Property Manager and an oversight fee to the Property Manager with respect to a particular property.
In addition, the Company may pay the Property Manager or its designees a leasing fee in an amount equal to the fee customarily charged by others rendering similar services in the same geographic area. The Company may also pay the Property Manager or its designees a construction management fee for planning and coordinating the construction of any tenant directed improvements for which the Company is responsible to perform pursuant to lease concessions, including tenant-paid finish-out or improvements. The Property Manager shall also be entitled to a construction management fee of 5% of the cost of improvements.

Subordinated Share of Net Sale Proceeds (Advisor) (1)
Payable to the Advisor in cash upon the sale of a property after the Company's stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The share of net proceeds from the sale of property is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.

Subordinated Incentive Listing Distribution (Advisor) (1)
Payable to the Advisor no earlier than 7 months and no later than 19 months following a listing of the shares on a national securities exchange, based upon the market value of the Company's shares during a period of 30 trading days commencing after the first day of the 6th month, but no later than the last day of the 18th month following a listing, the commencement date of which shall be chosen by the Advisor in its sole discretion, and after the Company's stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return, and is payable in cash, shares of the Company's stock, units of limited partnership interest in the Operating Partnership, or a combination thereof.

Subordinated Distribution Due Upon Termination (Advisor)
Payable to the Advisor (in cash, shares of the Company's stock, units of limited partnership interest in the Operating Partnership, or a combination thereof), 1/3rd within 30 days of the date of involuntary termination of the Advisory Agreement, 1/3rd upon the one year anniversary of such date, and 1/3rd upon the two year anniversary of such date. Calculated based upon appraised value of properties less the fair value of the underlying debt, and plus or minus net current assets or net current liabilities, respectively, and payable after the Company's stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.
Upon a voluntary termination of the Advisory Agreement, the Advisor will not be entitled to receive the Subordinated Distribution Due Upon Termination but instead will be entitled to receive at the time of the applicable liquidity event a distribution equal to the applicable Subordinated Share of Net Sale Proceeds, Subordinated Incentive Listing Distribution, or Subordinated Distribution Due Upon Extraordinary Transaction.

Subordinated Distribution Due Upon Extraordinary Transaction (Advisor) (1)
Payable to the Advisor upon the closing date of an Extraordinary Transaction (as defined in the operating partnership agreement); payable in cash, shares of the Company's stock, units of limited partnership in the Operating Partnership, or a combination thereof after the Company's stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.

Sponsor Break-Even Amount (Sponsor)
In the event of a merger of the Advisor into the Company or one of its affiliates in anticipation of listing or a merger with an already-listed entity, any merger consideration paid to the Company's sponsor or its affiliates in excess of unreturned and unreimbursed capital invested by the Company's sponsor and its affiliates into the Company, the Advisor, the Company's dealer manager, or affiliates, relating in any way to the business organization of the Company, the Operating Partnership, or any offering of the Company, shall be subordinated to the return of stockholders' invested capital. Such excess merger consideration shall be paid in stock that may not be traded for one year from the date of receipt, and such stock shall be held in escrow pending the occurrence of certain conditions outlined further in the Operating Partnership Agreement.

(1)
The Advisor cannot earn more than one incentive distribution. Any receipt by the Advisor of subordinated share of net sale proceeds (for anything other than a sale of the entire portfolio) will reduce the amount of the subordinated distribution due upon termination, the subordinated incentive listing distribution and the subordinated distribution due upon extraordinary transaction.

Conflicts of Interest
The Sponsor, Advisor, Property Manager and their officers and certain of their key personnel and their respective affiliates currently serve as key personnel, advisors, managers and sponsors or co-sponsors to some or all of 12 other programs affiliated with the Sponsor, including Griffin Capital Essential Asset REIT II, Inc. ("GCEAR II"), Griffin-American Healthcare REIT III, Inc. ("GAHR III"), Griffin-American Healthcare REIT IV, Inc. ("GAHR IV") and Phillips Edison Grocery Center REIT III ("PECO III"), each of which are publicly-registered, non-traded real estate investment trusts, and Griffin Institutional Access Real Estate Fund (“GIA Real Estate Fund”) and Griffin Institutional Access Credit Fund ("GIA Credit Fund"), both of which are non-diversified, closed-end management investment companies that are operated as interval funds under the Investment Company Act of 1940, as amended (the "1940 Act"). Because these persons have competing demands on their time and resources, they may have conflicts of interest in allocating their time between the Company’s business and these other activities.
Some of the material conflicts that the Sponsor, Advisor, and Property Manager and their key personnel and their respective affiliates will face are (1) competing demand for time of the Advisor’s executive officers and other key personnel from the Sponsor and other affiliated entities; (2) determining if certain investment opportunities should be recommended to the Company or another program sponsored or co-sponsored by the Sponsor; and (3) influence of the fee structure under the Advisory Agreement and the distribution structure under the operating partnership agreement that could result in actions not necessarily in the long-term best interest of the Company’s stockholders. The board of directors has adopted the Sponsor’s acquisition allocation policy as to the allocation of acquisition opportunities among the Company and GCEAR II, which is based on the following factors:
•the investment objectives of each program;
•the amount of funds available to each program;
•the financial impact of the acquisition on each program, including each program’s earnings and distribution ratios;
•various strategic considerations that may impact the value of the investment to each program;
•the effect of the acquisition on concentration/diversification of each program’s investments; and
•the income tax effects of the purchase to each program.
In the event all acquisition allocation factors have been exhausted and an investment opportunity remains equally suitable for the Company and GCEAR II, the Sponsor will offer the investment opportunity to the REIT that has had the longest period of time elapse since it was offered an investment opportunity.
If the Sponsor no longer sponsors GCEAR II, then, in the event that an investment opportunity becomes available that is suitable, under all of the factors considered by the Advisor, for both the Company and one or more other entities affiliated with the Sponsor, the Sponsor has agreed to present such investment opportunities to the Company first, prior to presenting such opportunities to any other programs sponsored by or affiliated with the Sponsor. In determining whether or not an investment opportunity is suitable for more than one program, the Advisor, subject to approval by the board of directors, shall examine, among others, the following factors:
•anticipated cash flow of the property to be acquired and the cash requirements of each program;
•effect of the acquisition on diversification of each program’s investments;
•policy of each program relating to leverage of properties;
•income tax effects of the purchase to each program;
•size of the investment;
•no significant increase in the cost of financing; and
•amount of funds available to each program and the length of time such funds have been available for investment.
Economic Dependency
The Company will be dependent on the Advisor for certain services that are essential to the Company, including the identification, evaluation, negotiation, purchase and disposition of properties and other investments, management of the daily operations of the Company’s real estate portfolio, and other general and administrative responsibilities. In the event that the Advisor is unable to provide the services, the Company will be required to obtain such services from other resources

Related Party Transactions
Summarized below are the related-party costs incurred by the Company for the years ended December 31, 2017, 2016 and 2015, respectively, and any related amounts payable as of December 31, 2017 and 2016:

	Incurred for the Year Ended December 31,			Payable as of December 31,
	2017	2016	2015	2017	2016
Expensed
Acquisition fees and expenses	$—	$1,322	$35,210	$—	$—
Operating expenses	2,652	1,525	1,608	670	—
Asset management fees	23,499	23,530	19,389	1,878	1,982
Property management fees	9,782	9,740	7,622	730	737
Disposition fees (1)	1,950	—	640	—	—
Costs advanced by the Advisor	587	73	53	267	—
Capitalized
Acquisition fees (2)	3,791	—	—	—	—
Leasing commissions	1,752	—	2,105	—	—
Total	$44,013	$36,190	$66,627	$3,545	$2,719

(1)	Disposition fees with respect to real estate sold are included in the gain on sale of real estate in the accompanying consolidated statements of operations.

(2)	Acquisition fees related to the LPL acquisition were capitalized as the acquisition did not meet the business combination criteria (see Note 3, Real Estate, for additional details).

Advisory Agreement
The Company currently does not have nor does it expect to have any employees. The Advisor will be primarily responsible for managing the business affairs and carrying out the directives of the Company’s board of directors. The Company entered into an advisory agreement with the Advisor. The Advisory Agreement entitles the Advisor to specified fees and expense reimbursements upon the provision of certain services with regard to the Public Offerings and investment of funds in real estate properties, among other services, including reimbursement for organizational and offering costs incurred by the Advisor on the Company’s behalf and reimbursement of certain costs and expenses incurred by the Advisor in providing services to the Company.
Management Compensation
The following table summarizes the compensation and fees the Company has paid or may pay to the Advisor, the Property Manager, and the Sponsor and other affiliates, including amounts to reimburse costs for providing services:

Type of Compensation (Recipient)	Determination of Amount
Acquisition Fees and Expenses (Advisor)
Under the Advisory Agreement, the Advisor receives acquisition fees equal to 2.5%, and reimbursement for actual acquisition related expenses incurred by the Advisor of up to 0.50% of the contract purchase price, as defined therein, of each property acquired by the Company, and reimbursement for actual acquisition expenses incurred on the Company’s behalf, including certain payroll costs for acquisition-related efforts by the Advisor’s personnel, as defined in the agreement. In addition, the Company pays acquisition expenses to unaffiliated third parties equal to approximately 0.60% of the purchase price of the Company’s properties. The acquisition fee and acquisition expenses paid by the Company shall be reasonable and in no event exceed an amount equal to 6% of the contract purchase price, unless approved by a majority of the Company’s independent directors.

Disposition Fee (Advisor)
In the event that the Company sells any or all of its properties (or a portion thereof), or all or substantially all of the business or securities of the Company are transferred or otherwise disposed of by way of a merger or other similar transaction, the Advisor will be entitled to receive a disposition fee if the Advisor or an affiliate provides a substantial amount of the services (as determined by a majority of the Company’s directors, including a majority of the independent directors) in connection with such transaction. The disposition fee the Advisor or such affiliate shall be entitled to receive at closing will be equal to the lesser of: (1) 3% of the Contract Sales Price, as defined in the Advisory Agreement or (2) 50% of the Competitive Commission, as defined in the Advisory Agreement; provided, however, that in connection with certain types of transactions described further in the Advisory Agreement, the disposition fee shall be subordinated to Invested Capital (as defined in the operating partnership agreement). The disposition fee may be paid in addition to real estate commissions or other commissions paid to non-affiliates, provided that the total real estate commissions or other commissions (including the disposition fee) paid to all persons by the Company or the Operating Partnership shall not exceed an amount equal to the lesser of (i) 6% of the aggregate Contract Sales Price or (ii) the Competitive Commission.

Asset Management Fee (Advisor)
The Advisor receives an annual asset management fee for managing the Company’s assets equal to 0.75% of the Average Invested Assets, defined as the aggregate carrying value of the assets invested before reserves for depreciation. The fee will be computed based on the average of these values at the end of each month. The asset management fees are earned monthly.

Operating Expenses (Advisor)
The Advisor and its affiliates are entitled to reimbursement, at cost, for actual expenses incurred by them on behalf of the Company in connection with their provision of administrative services, including related personnel costs; provided, however, the Advisor must reimburse the Company for the amount, if any, by which total operating expenses, including advisory fees, paid during the previous 12 months then ended exceeded the greater of: (i) 2% of the Company’s average invested assets for that 12 months then ended; or (ii) 25% of the Company’s net income, before any additions to reserves for depreciation, bad debts or other expenses connected with the acquisition and disposition of real estate interests and before any gain from the sale of the Company’s assets, for that fiscal year, unless the Company’s board of directors has determined that such excess expenses were justified based on unusual and non-recurring factors. For the years ended December 31, 2017 and 2016, the Company’s total operating expenses did not exceed the 2%/25 % guideline.
Operating expenses for years ended December 31, 2017 and 2016 included approximately $0.6 million and $0.4 million, respectively, to reimburse the Advisor and its affiliates a portion of the compensation paid by the Advisor and its affiliates for the Company’s principal financial officer, Javier F. Bitar, executive vice president, David C. Rupert, and vice president and assistant secretary, Howard S. Hirsch, for services provided to the Company, for which the Company does not pay the Advisor a fee. In addition, the Company incurred approximately $0.2 million for reimbursable expenses to the Advisor for services provided to the Company by certain of its other executive officers for each of the years ended December 31, 2017 and 2016. The reimbursable expenses include components of salaries, bonuses, benefits and other overhead charges and are based on the percentage of time each such executive officer spends on the Company’s affairs.

Property Management Fees (Property Manager)
The Property Manager is entitled to receive a fee for its services in managing the Company’s properties up to 3% of the gross monthly revenues from the properties plus reimbursement of the costs of managing the properties. The Property Manager, in its sole and absolute discretion, can waive all or a part of any fee earned. In the event that the Property Manager assists with the development or redevelopment of a property, the Company may pay a separate market-based fee for such services. In the event that the Company contracts directly with a non-affiliated third-party property manager with respect to a particular property, the Company will pay the Property Manager an oversight fee equal to 1% of the gross revenues of the property managed. In no event will the Company pay both a property management fee to the Property Manager and an oversight fee to the Property Manager with respect to a particular property.
In addition, the Company may pay the Property Manager or its designees a leasing fee in an amount equal to the fee customarily charged by others rendering similar services in the same geographic area. The Company may also pay the Property Manager or its designees a construction management fee for planning and coordinating the construction of any tenant directed improvements for which the Company is responsible to perform pursuant to lease concessions, including tenant-paid finish-out or improvements. The Property Manager shall also be entitled to a construction management fee of 5% of the cost of improvements.

Subordinated Share of Net Sale Proceeds (Advisor) (1)
Payable to the Advisor in cash upon the sale of a property after the Company’s stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The share of net proceeds from the sale of property is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.

Subordinated Incentive Listing Distribution (Advisor) (1)
Payable to the Advisor no earlier than 7 months and no later than 19 months following a listing of the shares of common stock on a national securities exchange, based upon the market value of the Company’s shares of common stock during a period of 30 trading days commencing after the first day of the 6th month, but no later than the last day of the 18th month following a listing, the commencement date of which shall be chosen by the Advisor in its sole discretion, and after the Company’s stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return, and is payable in cash, shares of the Company’s stock, units of limited partnership interest in the Operating Partnership, or a combination thereof.

Subordinated Distribution Due Upon Termination (Advisor)
Payable to the Advisor (in cash, shares of the Company’s stock, units of limited partnership interest in the Operating Partnership, or a combination thereof), 1/3rd within 30 days of the date of involuntary termination of the Advisory Agreement, 1/3rd upon the one year anniversary of such date, and 1/3rd upon the two year anniversary of such date. Calculated based upon appraised value of properties less the fair value of the underlying debt, and plus or minus net current assets or net current liabilities, respectively, and payable after the Company’s stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.
Upon a voluntary termination of the Advisory Agreement, the Advisor will not be entitled to receive the Subordinated Distribution Due Upon Termination but instead will be entitled to receive at the time of the applicable liquidity event a distribution equal to the applicable Subordinated Share of Net Sale Proceeds, Subordinated Incentive Listing Distribution, or Subordinated Distribution Due Upon Extraordinary Transaction.

Subordinated Distribution Due Upon Extraordinary Transaction (Advisor) (1)
Payable to the Advisor upon the closing date of an Extraordinary Transaction (as defined in the operating partnership agreement); payable in cash, shares of the Company’s stock, units of limited partnership in the Operating Partnership, or a combination thereof after the Company’s stockholders receive a return of capital plus a 6% cumulative, non-compounded return. The distribution share is 5% if stockholders are paid a return of capital plus 6% to 8% annual cumulative non-compounding return, 10% if stockholders are paid a return of capital plus 8% to 10% annual cumulative non-compounding return, or 15% if stockholders are paid a return of capital plus 10% or more annual cumulative non-compounding return.

Sponsor Break-Even Amount (Sponsor)
In the event of a merger of the Advisor into the Company or one of its affiliates in anticipation of listing or a merger with an already-listed entity, any merger consideration paid to the Company’s sponsor or its affiliates in excess of unreturned and unreimbursed capital invested by the Company’s sponsor and its affiliates into the Company, the Advisor, the Company’s dealer manager, or affiliates, relating in any way to the business organization of the Company, the Operating Partnership, or any offering of the Company, shall be subordinated to the return of stockholders’ invested capital. Such excess merger consideration shall be paid in stock that may not be traded for one year from the date of receipt, and such stock shall be held in escrow pending the occurrence of certain conditions outlined further in the operating partnership agreement.

(1)
The Advisor cannot earn more than one incentive distribution. Any receipt by the Advisor of subordinated share of net sale proceeds (for anything other than a sale of the entire portfolio) will reduce the amount of the subordinated distribution due upon termination, the subordinated incentive listing distribution and the subordinated distribution due upon extraordinary transaction.

Conflicts of Interest
The Sponsor, Advisor, Property Manager and their officers and certain of their key personnel and their respective affiliates currently serve as key personnel, advisors, managers and sponsors or co-sponsors to some or all of 12 other programs affiliated with the Sponsor, including Griffin Capital Essential Asset REIT II, Inc. (“GCEAR II”), Griffin-American Healthcare REIT III, Inc. (“GAHR III”), and Griffin-American Healthcare REIT IV, Inc. (“GAHR IV”), each of which are publicly-registered, non-traded real estate investment trusts, and Griffin Institutional Access Real Estate Fund (“GIA Real Estate Fund”) and Griffin Institutional Access Credit Fund (“GIA Credit Fund”), both of which are non-diversified, closed-end management investment companies that are operated as interval funds under the Investment Company Act of 1940, as amended (the “1940 Act”). Because these persons have competing demands on their time and resources, they may have conflicts of interest in allocating their time between the Company’s business and these other activities.
Some of the material conflicts that the Sponsor, Advisor, and Property Manager and their key personnel and their respective affiliates will face are (1) competing demand for time of the Advisor’s executive officers and other key personnel from the Sponsor and other affiliated entities; (2) determining if certain investment opportunities should be recommended to the Company or another program sponsored or co-sponsored by the Sponsor; and (3) influence of the fee structure under the Advisory Agreement and the distribution structure under the operating partnership agreement that could result in actions not necessarily in the long-term best interest of the Company’s stockholders. The board of directors has adopted the Sponsor’s acquisition allocation policy as to the allocation of acquisition opportunities among the Company and GCEAR II, which is based on the following factors:
•the investment objectives of each program;
•the amount of funds available to each program;
•the financial impact of the acquisition on each program, including each program’s earnings and distribution ratios;
•various strategic considerations that may impact the value of the investment to each program;
•the effect of the acquisition on concentration/diversification of each program’s investments; and
•the income tax effects of the purchase to each program.
In the event all acquisition allocation factors have been exhausted and an investment opportunity remains equally suitable for the Company and GCEAR II, the Sponsor will offer the investment opportunity to the REIT that has had the longest period of time elapse since it was offered an investment opportunity. If the Sponsor no longer sponsors GCEAR II, then, in the event that an investment opportunity becomes available that is suitable, under all of the factors considered by the Advisor, for both the Company and one or more other entities affiliated with the Sponsor, the Sponsor has agreed to present such investment opportunities to the Company first, prior to presenting such opportunities to any other programs sponsored by or affiliated with the Sponsor. In determining whether or not an investment opportunity is suitable for more than one program, the Advisor, subject to approval by the board of directors, shall examine, among others, the following factors:
•anticipated cash flow of the property to be acquired and the cash requirements of each program;
•effect of the acquisition on diversification of each program’s investments;
•policy of each program relating to leverage of properties;
•income tax effects of the purchase to each program;
•size of the investment;
•no significant increase in the cost of financing; and
•amount of funds available to each program and the length of time such funds have been available for investment.
Economic Dependency
The Company will be dependent on the Advisor for certain services that are essential to the Company, including the identification, evaluation, negotiation, purchase and disposition of properties and other investments, management of the daily operations of the Company’s real estate portfolio, and other general and administrative responsibilities. In the event that the Advisor is unable to provide the services, the Company will be required to obtain such services from other resources.